PROVISIONS - Changes in Provisions (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Changes in other provisions [abstract]
At January 1, 2023	€ 111
Allowance	1
Amounts used	(2)
Unused amounts reversed	(1)
At June 30, 2023	109
Of which non-current	89	€ 90
Of which current	20	21
Total provisions	109	111
Close down and environmental remediation costs
Changes in other provisions [abstract]
At January 1, 2023	86
Allowance	0
Amounts used	(1)
Unused amounts reversed	0
At June 30, 2023	85
Of which non-current	74
Of which current	11
Total provisions	85	86
Restructuring costs
Changes in other provisions [abstract]
At January 1, 2023	0
Allowance	0
Amounts used	0
Unused amounts reversed	0
At June 30, 2023	0
Of which non-current	0
Of which current	0
Total provisions	0	0
Legal claims and other costs
Changes in other provisions [abstract]
At January 1, 2023	25
Allowance	1
Amounts used	(1)
Unused amounts reversed	(1)
At June 30, 2023	24
Of which non-current	15
Of which current	9
Total provisions	€ 24	€ 25